8. Property and Equipment (Details Narrative) (Sept 2020 Note) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 121,684	$ 112,107	$ 151,670	$ 27,993
Security deposit from tenant	$ 12,335